Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2014		$ 21		$ 41,245	$ (38)	$ 59,504	$ 100,732
Balance, shares at Dec. 31, 2014	[1]	7,218,633
Exercise of options and RSUs	[3]		[2]	943			943
Exercise of options and RSUs, shares	[3]	65,711
Share-based compensation				1,913			1,913
Dividend (US $1.00 per share)						(7,274)	(7,274)
Net income						16,520	16,520
Balance at Dec. 31, 2015		$ 21		44,101	(38)	68,750	112,834
Balance, shares at Dec. 31, 2015	[1]	7,284,344
Exercise of options and RSUs	[3]	$ 1		416			417
Exercise of options and RSUs, shares	[3]	62,219
Share-based compensation				1,094			1,094
Dividend (US $1.00 per share)						(7,312)	(7,312)
Net income						5,441	5,441
Balance at Jun. 30, 2016		$ 22		$ 45,611	$ (38)	$ 66,879	$ 112,474
Balance, shares at Jun. 30, 2016	[1]	7,346,563

[1]	Net of 14,971 shares held by Silicom Inc..
[2]	Less than 1 thousand.
[3]	Restricted share units (hereinafter - "RSUs")